Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Net Loans and Advances to Customers [Abstract]
Loans and advances to customers	£ 212,318	£ 208,344
Credit impairment loss allowances on loans and advances to customers	(1,106)	(785)
RV and voluntary termination provisions on finance leases	(56)	(61)
Loans and advances to customers	£ 211,156	£ 207,498